DEPOSITS AND OBLIGATIONS - Demand deposits (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DEPOSITS AND OBLIGATIONS
Demand deposits	S/ 54,530,355	S/ 34,213,188
Saving deposits	50,069,129	35,179,770
Time deposits	28,121,094	32,853,576
Severance indemnity deposits	7,736,747	7,897,199
Bank's negotiable certificates	1,202,996	1,180,461
Total	141,660,321	111,324,194
Interest payable	705,181	681,191
Total	S/ 142,365,502	S/ 112,005,385